Annual Operating Expenses - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2015 Fund - Fidelity Freedom 2015 Fund	Sep. 08, 2023
Operating Expenses:
Management fee	0.53%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.53%	[1]

[1]	AAdjusted to reflect current fees.